Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Regulatory Capital Requirements
Regulatory Capital Requirements
The Company and the Bank are subject to various regulatory capital requirements administered by the Federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Bank’s and the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company’s and the Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of Common Equity Tier 1, Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (Leverage ratio, as defined).  As of December 31, 2016, the Company and the Bank met all capital adequacy requirements to which they are subject.

To be categorized as adequately capitalized, the Company and the Bank must maintain minimum Common Equity Tier 1, Total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the below table.  As of December 31, 2016, the Bank's capital ratios exceed the regulatory standards for well-capitalized institutions. Certain bank regulatory limitations exist on the availability of the Bank’s assets for the payment of dividends by the Bank without prior approval of bank regulatory authorities.

In July 2013, the Federal Reserve Board and the FDIC approved revisions to their capital adequacy guidelines and prompt corrective action rules that implemented and addressed the revised standards of Basel III and addressed relevant provisions of the Dodd-Frank Act. The Federal Reserve Board’s final rules and the FDIC’s interim final rules (which became final in April 2014 with no substantive changes) apply to all depository institutions, top-tier bank holding companies with total consolidated assets of $500 million or more and top-tier savings and loan holding companies (“banking organizations”). Among other things, the rules established a Common Equity Tier 1 minimum capital requirement (4.5% of risk-weighted assets) and increased the minimum Tier 1 capital to risk-based assets requirement (from 4% to 6% of risk-weighted assets). Banking organizations are also required to have a total capital ratio of at least 8% and a Tier 1 leverage ratio of at least 4%.

The rules also limited a banking organization’s ability to pay dividends, engage in share repurchases or pay discretionary bonuses if the banking organization does not hold a “capital conservation buffer” consisting of 2.5% of Common Equity Tier 1 capital to risk-weighted assets in addition to the amount necessary to meet its minimum risk-based capital requirements. The rules became effective for the Company and the Bank on January 1, 2015. The capital conservation buffer requirement began phasing in on January 1, 2016 at 0.625% of Common Equity Tier 1 capital to risk-weighted assets and will increase by that amount each year until fully implemented in January 2019 at 2.5% of common equity Tier 1 capital to risk-weighted assets. As of January 1, 2017, the Company and the Bank were required to maintain a capital conservation buffer of 1.25%.

Actual capital amounts and ratios for the Company and the Bank as of December 31, 2016 and 2015 are as follows:

					To Be Well Capitalized Under Prompt
			For Capital		Corrective
(Dollars in thousands)	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016
Company
Common equity Tier 1 (CET1)	$93,101	10.40%	$40,302	>4.5%	N/A	N/A
Total Capital to Risk Weighted Assets	118,595	13.24%	71,648	>8%	N/A	N/A
Tier 1 Capital to Risk Weighted Assets	111,101	12.41%	53,736	>6%	N/A	N/A
Tier 1 Leverage Capital	111,101	10.93%	40,658	>4%	N/A	N/A
Bank
Common equity Tier 1 (CET1)	$108,606	12.13%	$40,302	>4.5%	$58,214	≥6.5%
Total Capital to Risk Weighted Assets	116,100	12.96%	71,648	>8%	89,560	≥10%
Tier 1 Capital to Risk Weighted Assets	108,606	12.13%	53,736	>6%	71,648	≥8%
Tier 1 Leverage Capital	108,606	10.68%	40,658	>4%	50,823	>5%
As of December 31, 2015
Company
Common equity Tier 1 (CET1)	$83,994	10.03%	$37,628	>4.5%	N/A	N/A
Total Capital to Risk Weighted Assets	109,554	13.08%	66,894	>8%	N/A	N/A
Tier 1 Capital to Risk Weighted Assets	101,994	12.18%	50,170	>6%	N/A	N/A
Tier 1 Leverage Capital	101,994	10.80%	37,765	>4%	N/A	N/A
Bank
Common equity Tier 1 (CET1)	$99,631	11.90%	$37,628	>4.5%	$54,431	≥6.5%
Total Capital to Risk Weighted Assets	107,191	12.80%	66,894	>8%	83,739	≥10%
Tier 1 Capital to Risk Weighted Assets	99,631	11.90%	50,170	>6%	66,991	≥8%
Tier 1 Leverage Capital	99,631	10.55%	37,765	>4%	47,211	>5%

Dividend payments by the Bank to the Company are subject to the New Jersey Banking Act of 1948, as amended (the “Banking Act”) and the Federal Deposit Insurance Act, as amended (the “FDIA”).  Under the Banking Act, the Bank may not pay dividends unless, following the dividend payment, the capital stock of the Bank will be unimpaired and (i) the Bank will have a surplus of not less than 50% of its capital stock or, if not, (ii) the payment of such dividend will not reduce the surplus of the Bank. Under the FDIA, the Bank may not pay any dividends if after paying the dividend, it would be undercapitalized under applicable capital requirements. In addition to these explicit limitations, the federal regulatory agencies are authorized to prohibit a banking subsidiary or bank holding company from engaging in an unsafe or unsound banking practice. Depending upon the circumstances, the agencies could take the position that paying a dividend would constitute an unsafe or unsound banking practice. The Bank is also limited in paying dividends if it does not maintain the necessary “capital conservation buffer” as discussed below.

It is the policy of the Federal Reserve Board that bank holding companies should pay cash dividends on common stock only out of income available over the immediately preceding year and only if prospective earnings retention is consistent with the organization’s expected future needs and financial condition. The policy provides that bank holding companies should not maintain a level of cash dividend that undermines the bank holding company’s ability to serve as a source of strength to its banking subsidiary. A bank holding company may not pay dividends when it is insolvent. The Company's payment of cash dividends to date were within the guidelines set forth in the Federal Reserve Board's policy.

In the event the Company defers payments on the junior subordinated debentures used to fund payments to be made pursuant to the terms of the Capital Securities, the Company would be unable to pay cash dividends on its common stock until the deferred payments are made.